Annual Fund Operating Expenses - Invesco BulletShares 2036 Corporate Bond ETF - Invesco BulletShares 2036 Corporate Bond ETF	Sep. 08, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.